Schedule of Related Party Transactions (Details) - USD ($)		6 Months Ended			9 Months Ended			12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021	Sep. 30, 2022		Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Total		$ 18,808						$ 297,621		$ 340,385
Total		4,262,953						3,272,311		3,232,820
Total		135		$ 3,310				4,640		8,085
EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		18,808			$ 49,422			297,621		340,385
Total		4,262,953			4,209,568			3,272,311		3,232,820
Total		135		3,310	135		$ 4,468	4,640		8,085
Kent Ridge Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Total										18,263
Total		51,917						33,483
Total				112						3,894
Rental Expenses		72,414		72,907				143,589		96,576
Kent Ridge Pacific Pte Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total										18,263
Total		51,917						33,483
Total				112			190			3,894
Rental Expenses		72,414		72,907	123,718		118,224	143,589		96,576
KR Hill Capital Pte Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]	230						237		121
KR Hill Capital Pte Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		230	[2]		223			237	[2]	121	[2]
Kent Ridge Medical Ptd Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]	238						245		121
Kent Ridge Medical Ptd Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		238	[2]		231			245	[2]	121	[2]
UG Digital Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Total	[1]	17,598						284,673		321,880
UG Digital Sdn. Bhd. [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		17,598	[2]		24,256			284,673	[2]	321,880	[2]
Janic Limited [Member]
Related Party Transaction [Line Items]
Total	[1]	699						720
Janic Limited [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		699	[2]		677			720	[2]		[2]
Zukihealth SDN [Member]
Related Party Transaction [Line Items]
Total	[1]							3,173
Zukihealth SDN [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total			[2]					3,173	[2]		[2]
Jenifer Goh [Member]
Related Party Transaction [Line Items]
Total								8,527
Total		500
Jenifer Goh [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total					24,035			8,527
Total		500
Fresco Investment Pte Ltd [Member]
Related Party Transaction [Line Items]
Total	[1]	43						46
Fresco Investment Pte Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		43	[2]					46	[2]		[2]
Cadence Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Account payable, related parties		977,705						2,459,411		1,469,294
Total		135		3,198				4,640		4,191
Purchase from related parties		496,383		1,233,513				2,349,702		1,532,119
Cadence Health Pte Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Account payable, related parties		977,705			294,470			2,459,411		1,469,294
Total		135		3,198	135		4,278	4,640		4,191
Purchase from related parties		496,383		$ 1,233,513	496,383		$ 1,719,279	2,349,702		1,532,119
Chee Yin Meh [Member]
Related Party Transaction [Line Items]
Total		91,096						34,512		48,443
Chee Yin Meh [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		91,096			163,399			34,512		48,443
Jamie Fan Wei Zhi [Member]
Related Party Transaction [Line Items]
Total		66,949						40,783
Jamie Fan Wei Zhi [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		66,949			75,240			40,783
Kelvin Chen [Member]
Related Party Transaction [Line Items]
Total		499,552						295,776		284,726
Kelvin Chen [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		499,552			335,071			295,776		284,726
Kent Ridge Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Total		882,669						121,129		97,844
Kent Ridge Health Pte Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		882,669			965,374			121,129		97,844
Wilke Services Ltd [Member]
Related Party Transaction [Line Items]
Total	[3]	2,666,519						2,746,628		2,801,807
Wilke Services Ltd [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		2,666,519	[4]		2,580,535	[5]		2,746,628	[4]	2,801,807	[4]
Mount Locke Limited [Member]
Related Party Transaction [Line Items]
Total		3,751
Mount Locke Limited [Member] | EUDA Health Limited [Member]
Related Party Transaction [Line Items]
Total		$ 3,751			$ 3,566

[1]	As of date of this report, these receivables have been repaid by the related parties.
[2]	As of date of this report, these receivables have been repaid by the related parties.
[3]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[4]	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.
[5]	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.